                       Supplement Dated May 19, 1998, to
                     The Prospectus dated May 1, 1998, for
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   issued by
                   Security Life of Denver Insurance Company
                                    and its
                       Security Life Separate Account L1


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The following information replaces the similar text for the AIM Variable Insurance Funds, Inc., found in the Portfolio Annual Expenses section of the Prospectus on page 35:

                             Investment      Oth      Total Portfolio
          Portfolio        Management Fees  Expenses     Expenses
          ---------        ---------------  --------     --------
AIM VARIABLE INSURANCE
 FUNDS, INC.

AIM VI - Capital Appreciation     0.63%       0.05%        0.68%

AIM VI - Government Securities    0.50%       0.37%        0.87%


The "Illustrations of Death Benefits, Account Values, Surrender Values, and Accumulated Premiums" section on pages 46-53 is hereby deleted and replaced in its entirety as follows:


               ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES,
                  SURRENDER VALUES, AND ACCUMULATED PREMIUMS


The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Account Values and Cash Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest. The Policies illustrated include the following:

                                Death Benefit    Definition of Life      Stated Death               Target Death
Sex     Age    Smoker Status        Option         Insurance Test           Benefit       Premium      Benefit       Page
----------------------------------------------------------------------------------------------------------------------------
Male     45     Nonsmoker             1                CVAT                 300,000       $5,750       300,000        48

Male     45     Nonsmoker             1                CVAT                 150,000       $5,750       300,000        50

Male     45     Nonsmoker             1                 GP                  300,000       $5,750       300,000        52


The tables show how death benefits, Account Values and Cash Surrender Values of a hypothetical Policy could vary over an extended period of time if the Divisions of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Account Values and Cash Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if female or unisex rates were used.

The third column of each table shows what would happen if an amount equal to the premiums were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

The amounts shown for death benefits, Account Values and Cash Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Divisions of the Variable Account. This results from the charges levied against the Divisions of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Account Value and the Cash Surrender Value in the first two years is the Refund of Sales Charge.

The tables illustrate cost of insurance and expense charges at both our current rates (which are described under Monthly Deductions from the Account Value, page
32) and at the maximum rates we guarantee in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Variable Account Divisions. This charge includes the charge against the Variable Account for mortality and expense risks and the effect on each Division's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is 0.75% annually on a guaranteed basis; illustrations showing current rates reflect a guaranteed persistency refund equivalent to 0.5% of the Account Value annually beginning after the 10th Policy anniversary.

The tables also reflect a daily investment advisory fee equivalent to an annual rate of .6635% of the aggregate average daily net assets of the Portfolios.
This hypothetical rate is a simple average of the maximum investment advisory fee applicable to the Divisions of the Variable Account. Other expenses of the Portfolios are assumed at the rate of .1274% of the average daily net assets of the Portfolio, which is an average of all the Portfolios' other expenses, including interest expenses. This amounts to .7909% of the average daily net assets of an investment division including the investment advisory fee. Actual fees vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each investment Division for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of (1.53)%, on 6% it would be 4.42%, and on 12% it would be 10.38%.

The tables assume the deduction of charges including administrative and sales charges. The tables reflect the fact that we do not currently make any charge against the Variable Account for state or Federal taxes. If such a charge is made in the future, it will take a higher gross rate of return than the rates shown to produce death benefits, Account Values, and Cash Surrender Values shown.

We will furnish, upon request, a comparable illustration based on the Age and sex of the proposed Insured, standard Premium Class assumptions and an initial Stated Death Benefit, death benefit option and Scheduled Premiums chosen and consistent with the Policy form. If the Owner purchases a Policy, we will deliver an individualized illustration reflecting the Scheduled Premium chosen and the Insured's actual risk class. After issuance we will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                    PRESENTED BY:


                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $300000                     DEATH BENEFIT OPTION 1
                                                   ANNUAL PREMIUM:  $5750.00
                                                   CASH VALUE ACCUMULATION TEST
                                 SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                        --------0.00%--------         --------12.00%--------        --------6.00%--------
                        PREMIUM                 CASH                           CASH                         CASH
                      ACCUMULATED    ACCOUNT    SURR      DEATH    ACCOUNT     SURR    DEATH    ACCOUNT     SURR    DEATH
  YEAR    PREMIUMS       AT 5%        VALUE     VALUE    BENEFIT    VALUE     VALUE   BENEFIT    VALUE     VALUE   BENEFIT
--------------------------------------------------------------------------------------------------------------------------------
    1      5750            6037       3787      4075     300000      4314      4602    300000      4050     4338    300000
    2      5750           12377       7451      7594     300000      9009      9152    300000      8213     8357    300000
    3      5750           19033      10988     10988     300000     14121     14121    300000     12490    12490    300000
    4      5750           26022      14396     14396     300000     19695     19695    300000     16884    16884    300000
    5      5750           33361      17669     17669     300000     25770     25770    300000     21391    21391    300000
    6      5750           41067      21207     21207     300000     32848     32848    300000     26440    26440    300000
    7      5750           49157      24589     24589     300000     40577     40577    300000     31617    31617    300000
    8      5750           57653      27798     27798     300000     49017     49017    300000     36914    36914    300000
    9      5750           66573      30825     30825     300000     58241     58241    300000     42327    42327    300000
   10      5750           75939      33650     33650     300000     68324     68324    300000     47844    47844    300000
   15      5750          130281      45335     45335     300000    138780    138780    300000     78709    78709    300000
   20      5750          199636      49375     49375     300000    252307    252307    449358    112884   112884    300000
   25      5750          288152      40015     40015     300000    423550    423550    668785    149682   149682    300000
   30      5750          401124       4661      4661     300000    674875    674875    959673    189607   189607    300000

 AGE 65    5750          215655      48804     48804     300000    281277    281277    488296    120024   120024    300000


THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.


________________________________________________________________________________
Strategic Advantage                   48

PROSPECT:  INSURED'S NAME
MALE 45 NON-SMOKER                                    PRESENTED BY:

                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:  $300000                     DEATH BENEFIT OPTION 1
                                                   ANNUAL PREMIUM:  $5750.00
                                                   CASH VALUE ACCUMULATION TEST

                                 SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                         --------0.00%--------        --------12.00%--------        --------6.00%--------
                        PREMIUM                  CASH                          CASH                         CASH
                      ACCUMULATED    ACCOUNT     SURR     DEATH    ACCOUNT     SURR     DEATH    ACCOUNT    SURR     DEATH
  YEAR    PREMIUMS       AT 5%        VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT    VALUE    VALUE    BENEFIT
--------------------------------------------------------------------------------------------------------------------------------
    1       5750          6037          4242     4529     300000      4797     5085     300000      4519    4807     300000
    2       5750         12377          8192     8336     300000      9854     9998     300000      9006    9150     300000
    3       5750         19033         11895    11895     300000     15242    15242     300000     13501   13501     300000
    4       5750         26022         15454    15454     300000     21106    21106     300000     18108   18108     300000
    5       5750         33361         18953    18953     300000     27581    27581     300000     22918   22918     300000
    6       5750         41067         22791    22791     300000     35177    35177     300000     28360   28360     300000
    7       5750         49157         26564    26564     300000     43572    43572     300000     34043   34043     300000
    8       5750         57653         30234    30234     300000     52816    52816     300000     39941   39941     300000
    9       5750         66573         33783    33783     300000     62984    62984     300000     46048   46048     300000
   10       5750         75939         37208    37208     300000     74178    74178     300000     52368   52368     300000
   15       5750        130281         53136    53136     300000    153330   153330     312487     89190   89190     300000
   20       5750        199636         62505    62505     300000    280121   280121     498896    131970  131970     300000
   25       5750        288152         61520    61520     300000    475379   475379     750624    182511  182511     300000
   30       5750        401124         40936    40936     300000    767749   767749    1091738    242003  242003     344129

 AGE 65     5750        215655         63317    63317     300000    312864   312864     543132    141363  141363     300000


THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.

________________________________________________________________________________
Strategic Advantage                   49

PROSPECT:  INSURED'S NAME

MALE 45 NON-SMOKER                                    PRESENTED BY:



                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE


STATED DEATH BENEFIT:  $150000                      DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:  $150000             ANNUAL PREMIUM:  $5750.00
                                                    CASH VALUE ACCUMULATION TEST

                                  SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                        --------0.00%--------          --------12.00%--------         --------6.00%--------
                      PREMIUM                   CASH                           CASH                           CASH
                   ACCUMULATED AT    ACCOUNT    SURR      DEATH     ACCOUNT    SURR      DEATH     ACCOUNT    SURR     DEATH
 YEAR   PREMIUMS         5%           VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------------------
  1        5750          6037           3787     4074     300000       4314     4601     300000       4050     4337    300000
  2        5750         12377           7450     7593     300000       9008     9151     300000       8212     8356    300000
  3        5750         19033          10986    10986     300000      14120    14120     300000      12489    12489    300000
  4        5750         26022          14395    14395     300000      19693    19693     300000      16882    16882    300000
  5        5750         33361          17667    17667     300000      25768    25768     300000      21389    21389    300000
  6        5750         41067          21205    21205     300000      32845    32845     300000      26438    26438    300000
  7        5750         49157          24587    24587     300000      40574    40574     300000      31615    31615    300000
  8        5750         57653          27796    27796     300000      49014    49014     300000      36912    36912    300000
  9        5750         66573          30824    30824     300000      58238    58238     300000      42325    42325    300000
  10       5750         75939          33650    33650     300000      68321    68321     300000      47842    47842    300000
  15       5750        130281          45349    45349     300000     138783   138783     300000      78723    78723    300000
  20       5750        199636          49448    49448     300000     252312   252312     449368     112953   112953    300000
  25       5750        288152          40294    40294     300000     423559   423559     668799     149900   149900    300000
  30       5750        401124           5636     5636     300000     674889   674889     959692     190165   190165    300000

AGE 65     5750        215655          48901    48901     300000     281283   281283     488307     120113   120113    300000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.


________________________________________________________________________________
Stategic Advantage                    50

PROSPECT:  INSURED'S NAME

MALE 45 NON-SMOKER                                    PRESENTED BY:



                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE


STATED DEATH BENEFIT:  $150000                     DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:  $150000            ANNUAL PREMIUM:  $5750.00
                                                   CASH VALUE ACCUMULATION TEST

                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:



                                        --------0.00%--------          --------12.00%--------         --------6.00%--------
                      PREMIUM                   CASH                           CASH                           CASH
                   ACCUMULATED AT    ACCOUNT    SURR      DEATH     ACCOUNT    SURR      DEATH     ACCOUNT    SURR     DEATH
 YEAR   PREMIUMS         5%           VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------------------
   1       5750           6037          4422     4710     300000       4990      5277    300000       4706     4993    300000
   2       5750          12377          8626     8770     300000      10339     10483    300000       9465     9609    300000
   3       5750          19033         12640    12640     300000      16115     16115    300000      14308    14308    300000
   4       5750          26022         16523    16523     300000      22427     22427    300000      19298    19298    300000
   5       5750          33361         20322    20322     300000      29378     29378    300000      24488    24488    300000
   6       5750          41067         24441    24441     300000      37484     37484    300000      30312    30312    300000
   7       5750          49157         28474    28474     300000      46425     46425    300000      36377    36377    300000
   8       5750          57653         32409    32409     300000      56284     56284    300000      42685    42685    300000
   9       5750          66573         36235    36235     300000      67136     67136    300000      49235    49235    300000
   10      5750          75939         39935    39935     300000      79043     79043    300000      56023    56023    300000
   15      5750         130281         57098    57098     300000     162296    162296    330760      95331    95331    300000
   20      5750         199636         68132    68132     300000     294454    294454    524423     141179   141179    300000
   25      5750         288152         70621    70621     300000     497929    497929    786230     195843   195843    309237
   30      5750         401124         57214    57214     300000     802544    802544   1141217     257781   257781    366565

AGE 65     5750         215655         69434    69434     300000     328577    328577    570410     151316   151316    300000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.




________________________________________________________________________________
Strategic Advantage                   51

PROSPECT:  INSURED'S NAME

MALE 45 NON-SMOKER                                    PRESENTED BY:



                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE


STATED DEATH BENEFIT:  $300000                         DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM:  $5750.00
                                                       GUIDELINE PREMIUM TEST

                                  SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:


                                        --------0.00%--------          --------12.00%--------         --------6.00%--------
                      PREMIUM                   CASH                           CASH                           CASH
                   ACCUMULATED AT    ACCOUNT    SURR      DEATH     ACCOUNT    SURR      DEATH     ACCOUNT    SURR     DEATH
 YEAR   PREMIUMS         5%           VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------------------
   1       5750           6037          3787     4075     300000       4314      4602    300000       4050      4338   300000
   2       5750          12377          7451     7594     300000       9009      9152    300000       8213      8357   300000
   3       5750          19033         10988    10988     300000      14121     14121    300000      12490     12490   300000
   4       5750          26022         14396    14396     300000      19695     19695    300000      16884     16884   300000
   5       5750          33361         17669    17669     300000      25770     25770    300000      21391     21391   300000
   6       5750          41067         21207    21207     300000      32848     32848    300000      26440     26440   300000
   7       5750          49157         24589    24589     300000      40577     40577    300000      31617     31617   300000
   8       5750          57653         27798    27798     300000      49017     49017    300000      36914     36914   300000
   9       5750          66573         30825    30825     300000      58241     58241    300000      42327     42327   300000
   10      5750          75939         33650    33650     300000      68324     68324    300000      47844     47844   300000
   15      5750         130281         45335    45335     300000     138780    138780    300000      78709     78709   300000
   20      5750         199636         49375    49375     300000     258682    258682    315593     112884    112884   300000
   25      5750         288152         40015    40015     300000     460272    460272    533915     149682    149682   300000
   30      5750         401124          4661     4661     300000     791478    791478    846882     189607    189607   300000

AGE 65     5750         215655         48804    48804     300000     291550    291550    349860     120024    120024   300000


THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.


________________________________________________________________________________
Strategic Advantage                   52

PROSPECT:  INSURED'S NAME:

MALE 45 NON-SMOKER                                    PRESENTED BY:



                                 SECURITY LIFE
                  STRATEGIC ADVANTAGE VARIABLE UNIVERSAL LIFE


STATED DEATH BENEFIT:  $300000                         DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM:  $5750.00
                                                       GUIDELINE PREMIUM TEST

                                  SUMMARY PAGE

                            ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:



                                        --------0.00%--------          --------12.00%--------         --------6.00%--------
                      PREMIUM                   CASH                           CASH                           CASH
                   ACCUMULATED AT    ACCOUNT    SURR      DEATH     ACCOUNT    SURR      DEATH     ACCOUNT    SURR     DEATH
 YEAR   PREMIUMS         5%           VALUE     VALUE    BENEFIT     VALUE     VALUE    BENEFIT     VALUE     VALUE   BENEFIT
------------------------------------------------------------------------------------------------------------------------------
   1       5750          6037           4242     4529     300000       4797     5085     300000       4519     4807    300000
   2       5750         12377           8192     8336     300000       9854     9998     300000       9006     9150    300000
   3       5750         19033          11895    11895     300000      15242    15242     300000      13501    13501    300000
   4       5750         26022          15454    15454     300000      21106    21106     300000      18108    18108    300000
   5       5750         33361          18953    18953     300000      27581    27581     300000      22918    22918    300000
   6       5750         41067          22791    22791     300000      35177    35177     300000      28360    28360    300000
   7       5750         49157          26564    26564     300000      43572    43572     300000      34043    34043    300000
   8       5750         57653          30234    30234     300000      52816    52816     300000      39941    39941    300000
   9       5750         66573          33783    33783     300000      62984    62984     300000      46048    46048    300000
   10      5750         75939          37208    37208     300000      74178    74178     300000      52368    52368    300000
   15      5750        130281          53136    53136     300000     153347   153347     300000      89190    89190    300000
   20      5750        199636          62505    62505     300000     287173   287173     350351     131970   131970    300000
   25      5750        288152          61520    61520     300000     509657   509657     591202     182511   182511    300000
   30      5750        401124          40936    40936     300000     876179   876179     937512     245999   245999    300000

AGE 65     5750        215655          63317    63317     300000     323360   323360     388032     141363   141363    300000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN.



________________________________________________________________________________
Strategic Advantage                   53